Schedule of shareholder information (Details) - Cilo Cybin Holdings Limited [member] - shares		Apr. 01, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares purchased			63,916,115	63,916,115
Total shareholders percentage			100.00%
Initial Offering Public [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased		7
Dr Tham [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	[1]		28,762,252
Total shareholders percentage	[1]		45.00%
Alps [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased			28,762,252
Total shareholders percentage			45.00%
Gabriel Theron [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	[1]		3,550,895
Total shareholders percentage	[1]		5.56%
Shyan And Van Huyssteen [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased			2,840,716
Total shareholders percentage			4.44%
Directly [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased			63,916,115
Directly [Member] | Dr Tham [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	[1]		28,762,252
Directly [Member] | Alps [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased			28,762,252
Directly [Member] | Gabriel Theron [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	[1]		3,550,895
Directly [Member] | Shyan And Van Huyssteen [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased			2,840,716
Indirectly [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased
Indirectly [Member] | Dr Tham [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	[1]
Indirectly [Member] | Alps [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased
Indirectly [Member] | Gabriel Theron [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	[1]
Indirectly [Member] | Shyan And Van Huyssteen [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased

[1]	Dr Tham and Gabriel Theron are the only directors of the Company with an equity interest in the Company. There were no changes to the number of shares held by Dr Tham or Gabriel Theron between the year-end as at 31 March 2024 and the date of the approval of the annual financial statements.